Annual Total Returns - Class A	Jul. 31, 2020
Prospectus #1 | Delaware Corporate Bond Fund
Bar Chart Table:
2010	11.49%
2011	7.31%
2012	14.59%
2013	(0.60%)
2014	6.81%
2015	(1.98%)
2016	5.44%
2017	7.18%
2018	(4.00%)
2019	15.91%
Prospectus #1 | Delaware Extended Duration Bond Fund
Bar Chart Table:
2010	14.31%
2011	16.50%
2012	16.40%
2013	(4.00%)
2014	15.90%
2015	(4.77%)
2016	7.24%
2017	12.11%
2018	(8.13%)
2019	22.68%
Prospectus #2 | Delaware Floating Rate Fund
Bar Chart Table:
2011	0.17%
2012	5.39%
2013	1.74%
2014	0.30%
2015	(0.83%)
2016	3.52%
2017	3.53%
2018	0.63%
2019	9.09%
Prospectus #3 | Delaware High-Yield Opportunities Fund
Bar Chart Table:
2010	16.31%
2011	1.91%
2012	17.38%
2013	8.79%
2014	(0.47%)
2015	(6.72%)
2016	12.88%
2017	7.04%
2018	(4.62%)
2019	15.89%